Pledged assets (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Financial Instruments Owned and Pledged as Collateral [Table Text Block]
	December 31,	December 31,
(In thousands)	2013	2012
Investment securities available-for-sale, at fair value	$1,638,558	$1,606,683
Investment securities held-to-maturity, at amortized cost	35,000	25,000
Loans held-for-sale measured at lower of cost or fair value	363	132
Loans held-in-portfolio covered under loss sharing agreements with the FDIC	407,257	452,631
Loans held-in-portfolio not covered under loss sharing agreements with the FDIC	9,108,984	8,358,456
Total pledged assets	$11,190,162	$10,442,902